Accounting Changes - Summary of Reconciliation the Consolidated Balance Sheets under IAS39 to IFRS9 (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2015
ASSETS
Cash and deposits in banks	$ 987,680		$ 964,030
Cash items in process of collection	318,658		157,017
Financial instruments at fair value through profit or loss	96,943
Financial instruments at fair value through other comprehensive income	2,657,154
Interbank loans at amortized cost	341,244
Loans and accounts receivable from customers at amortized cost	20,714,370
Financial instruments at amortized cost	198,923
Investments under resale agreements	109,467		28,524
Financial derivative contracts	1,368,957		1,248,775
Interbank loans, net	341,244		70,077
Trading investments			415,061
Loans and accounts receivable from customers, net			19,764,078
Available for sale investments			2,663,478
Held to maturity investments			202,030
Intangible assets	1,570,964		1,562,654
Property, plant, and equipment	95,564		130,579	$ 121,043
Current taxes	123,129		238,452
Deferred taxes	178,686		140,685
Other assets	501,797		429,025
Other non-current assets held for sale	59,802		18,308
TOTAL ASSETS	29,323,338		28,032,773
LIABILITIES
Deposits and other demand liabilities	4,300,475		4,141,667
Cash in process of being cleared	247,165		109,496
Obligations under repurchase agreements	1,015,614		420,920
Time deposits and other time liabilities	10,121,111		10,065,243
Financial derivative contracts	1,112,806		1,095,154
Interbank borrowings	2,327,723		2,196,130
Debt instruments issued	6,010,124		5,950,038
Other financial liabilities	12,400		17,066
Current taxes	1,191		624
Deferred taxes	471		26,354
Provisions	214,903		117,889	100,048
Other liabilities	521,795		463,435
Liabilities directly associated with non-current assets held for sale	0		0
TOTAL LIABILITIES	25,885,778		24,604,016
Attributable to equity holders of the Bank:
Capital	1,862,826		1,862,826
Reserves	1,290,131		1,290,131
Retained earnings:	50,362		63,255
Net income for the year	171,331		67,821
Less: Provision for mandatory dividends	(51,614)		(17,234)
Total equity attributable to equity holders of the Bank	3,219,478		3,211,477
Non-controllinginterest	218,082		217,280	238,969	$ 59
TOTAL EQUITY	3,437,560		3,428,757	$ 3,423,712	$ 791,441
TOTAL LIABILITIES AND EQUITY	29,323,338		28,032,773
IAS 39 [member]
ASSETS
Cash and deposits in banks			964,030
Cash items in process of collection			157,017
Investments under resale agreements			28,524
Financial derivative contracts			1,248,775
Interbank loans, net			70,077
Trading investments			415,061
Loans and accounts receivable from customers, net			19,764,078
Available for sale investments			2,663,478
Held to maturity investments			202,030
Intangible assets			1,562,654
Property, plant, and equipment			130,579
Current taxes			238,452
Deferred taxes			140,685
Other assets			429,025
Other non-current assets held for sale			18,308
TOTAL ASSETS			28,032,773
LIABILITIES
Deposits and other demand liabilities			4,141,667
Cash in process of being cleared			109,496
Obligations under repurchase agreements			420,920
Time deposits and other time liabilities			10,065,243
Financial derivative contracts			1,095,154
Interbank borrowings			2,196,130
Debt instruments issued			5,950,038
Other financial liabilities			17,066
Current taxes			624
Deferred taxes			26,354
Provisions			117,889
Other liabilities			463,435
Liabilities directly associated with non-current assets held for sale			0
TOTAL LIABILITIES			24,604,016
Attributable to equity holders of the Bank:
Capital			1,862,826
Reserves			1,290,131
Valuation accounts			(4,735)
Retained earnings:			63,255
Retained earnings from prior years			12,668
Net income for the year			67,821
Less: Provision for mandatory dividends			(17,234)
Total equity attributable to equity holders of the Bank			3,211,477
Non-controllinginterest			217,280
TOTAL EQUITY			3,428,757
TOTAL LIABILITIES AND EQUITY			28,032,773
Reclassification [member]
ASSETS
Financial instruments at fair value through profit or loss		$ 421,331
Financial instruments at fair value through other comprehensive income		2,657,208
Interbank loans at amortized cost		70,077
Loans and accounts receivable from customers at amortized cost		19,764,078
Financial instruments at amortized cost		202,030
Interbank loans, net		(70,077)
Trading investments		(415,061)
Loans and accounts receivable from customers, net		(19,764,078)
Available for sale investments		(2,663,478)
Held to maturity investments		(202,030)
LIABILITIES
Liabilities directly associated with non-current assets held for sale		0
Increase decrease in remeasurement [member]
ASSETS
Financial instruments at fair value through profit or loss		2,524
Financial instruments at fair value through other comprehensive income		1,531
Loans and accounts receivable from customers at amortized cost		(122,046)
Financial instruments at amortized cost		(37)
Deferred taxes		46,144
TOTAL ASSETS		(71,884)
LIABILITIES
Deferred taxes		(2,550)
Provisions		59,691
Liabilities directly associated with non-current assets held for sale		0
TOTAL LIABILITIES		57,141
Attributable to equity holders of the Bank:
Valuation accounts		997
Retained earnings:		(126,865)
Retained earnings from prior years		(59,044)
Net income for the year		(67,821)
Total equity attributable to equity holders of the Bank		(125,868)
Non-controllinginterest		(3,157)
TOTAL EQUITY		(129,025)
TOTAL LIABILITIES AND EQUITY		(71,884)
IFRS9 [member]
ASSETS
Cash and deposits in banks		964,030
Cash items in process of collection		157,017
Financial instruments at fair value through profit or loss	$ 15,741	423,855
Financial instruments at fair value through other comprehensive income		2,658,739
Interbank loans at amortized cost		70,077
Loans and accounts receivable from customers at amortized cost		19,642,032
Financial instruments at amortized cost		201,993
Investments under resale agreements		28,524
Financial derivative contracts		1,248,775
Loans and accounts receivable from customers, net			$ 804,118
Intangible assets		1,562,654
Property, plant, and equipment		130,579
Current taxes		238,452
Deferred taxes		186,829
Other assets		429,025
Other non-current assets held for sale		18,308
TOTAL ASSETS		27,960,889
LIABILITIES
Deposits and other demand liabilities		4,141,667
Cash in process of being cleared		109,496
Obligations under repurchase agreements		420,920
Time deposits and other time liabilities		10,065,243
Financial derivative contracts		1,095,154
Interbank borrowings		2,196,130
Debt instruments issued		5,950,038
Other financial liabilities		17,066
Current taxes		624
Deferred taxes		23,804
Provisions		177,580
Other liabilities		463,435
Liabilities directly associated with non-current assets held for sale		0
TOTAL LIABILITIES		24,661,157
Attributable to equity holders of the Bank:
Capital		1,862,826
Reserves		1,290,131
Valuation accounts		(3,738)
Retained earnings:		(63,610)
Retained earnings from prior years		(46,376)
Less: Provision for mandatory dividends		(17,234)
Total equity attributable to equity holders of the Bank		3,085,609
Non-controllinginterest		214,123
TOTAL EQUITY		3,299,732
TOTAL LIABILITIES AND EQUITY		$ 27,960,889